Restructuring charges	12 Months Ended
Dec. 31, 2011
Restructuring charges

Note 12—Restructuring charges

Operational efficiency initiatives

In 2011, we announced our operational efficiency initiatives which include an expense reduction initiative impacting approximately 1,500 positions or approximately 3% of our global workforce, as well as additional initiatives to transform operations, technology and corporate services that will increase productivity and reduce the growth rate of expenses. We recorded a pre-tax restructuring charge of $107 million related to the global efficiency initiatives in 2011. The aggregate restructuring charge is recorded as a separate line on the income statement. This charge was comprised of $78 million of severance costs and $29 million primarily for operating lease-related items and consulting costs. The following table presents the activity in the restructuring reserve related to the operational efficiency initiatives through Dec. 31, 2011.

Operational efficiency initiatives 2011 – restructuring charge reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$78	$29	$107
Utilization	(4)	(29)	(33)
Balance at Dec. 31, 2011	$74	$-	$74

This restructuring charge was recorded in the Other segment as it is a corporate initiative and not directly related to the operating performance of the businesses. The table below presents the restructuring charge if it had been allocated by business.

Operational efficiency initiatives 2011 – restructuring charge by business
(in millions)	2011
Investment Management	$17
Investment Services	41
Other segment (including Business Partners)	49
Total restructuring charge	$107

Global location strategy

BNY Mellon continues to execute its global location strategy. This strategy includes migrating positions to our global growth centers and is expected to result in moving and/or eliminating approximately 2,400 positions. In 2009, we recorded a pre-tax restructuring charge of $139 million related to this strategy. This charge was comprised of $102 million for severance costs and $37 million primarily for asset write-offs and expense related to the closing of offices. In 2011, we recorded a recovery of $15 million associated with the global location strategy.

Severance payments related to these positions are primarily paid over the salary continuance period in accordance with the separation plan.

The following table presents the activity in the restructuring reserve related to the global location strategy through Dec. 31, 2011.

Global location strategy 2009 – restructuring charge reserve activity
(in millions)	Severance	Asset write-offs/ other	Total
Original restructuring charge	$102	$37	$139
Utilization	-	(23)	(23)
Balance at Dec. 31, 2009	102	14	116
Additional charges	29	6	35
Utilization	(50)	(1)	(51)
Balance at Dec. 31, 2010	$81	$19	$100
Additional (recovery)	(15)	-	(15)
Utilization	(39)	(8)	(47)
Balance at Dec. 31, 2011	$27	$11	$38

This restructuring charge was recorded in the Other segment as it is a corporate initiative and not directly related to the operating performance of the businesses. The table below presents the restructuring charge if it had been allocated by business.

Global location strategy 2009 – restructuring charge (recovery) by business				Total charges since inception
(in millions)	2011	2010	2009
Investment Management	$-	$15	$40	$55
Investment Services	(18)	26	68	76
Other segment (including Business Partners)	3	(6)	31	28
Total restructuring charge	$(15)	$35	$139	$159

Workforce reduction program

In the fourth quarter of 2008, we announced that, due to weakness in the global economy, we would reduce our workforce by an estimated 1,800 positions, and as a result, recorded a pre-tax restructuring charge of $181 million. In 2011, we recorded a recovery of $3 million associated with this workforce reduction program.

We completed this program in 2010. At Dec. 31, 2011, severance payments related to positions covered by this program were substantially completed.

The following table presents the activity in the restructuring reserve related to the workforce reduction program through Dec. 31, 2011.

Workforce reduction program 2008 – restructuring charge reserve activity
(in millions)	Severance	Other	Total
Original restructuring charge	$166	$15	$181
Additional charges	4	7	11
Utilization	(105)	(22)	(127)
Balance at Dec. 31, 2009	$65	$-	$65
Additional (recovery)	(7)	-	(7)
Utilization	(42)	-	(42)
Balance at Dec. 31, 2010	$16	$-	$16
Additional (recovery)	(3)	-	(3)
Utilization	(13)	-	(13)
Balance at Dec. 31, 2011	$-	$-	$-

This restructuring charge was recorded in the Other segment as it is a corporate initiative and not directly related to the operating performance of the businesses. The table below presents the restructuring charge if it had been allocated by business.

Workforce reduction program 2008 – restructuring charge (recovery) by business
(in millions)	2011	2010	2009	Total charges since inception
Investment Management	$(1)	$(5)	$9	$80
Investment Services	(2)	(2)	(2)	54
Other (including Business Partners)	-	-	4	48
Total restructuring charge	$(3)	$(7)	$11	$182